Interest-bearing loans and borrowings - Venture Debt (Details) € / shares in Units, $ / shares in Units, $ in Thousands				1 Months Ended		2 Months Ended		12 Months Ended
	Feb. 18, 2019 € / shares shares	Oct. 26, 2018 USD ($) $ / shares shares	Oct. 26, 2018 EUR (€)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Oct. 26, 2018 EUR (€) shares
Disclosure of detailed information about borrowings [line items]
Additional fee to be paid at end of term		2.50%											2.50%
Number of warrants issued | shares	9,392,986
Exercise price (in dollars per share) | € / shares	€ 0.02
Exercise price per ADS (in dollars per share) | € / shares	€ 0.08
Repayment of venture debt								$ 801	$ 0	[1]	$ 0	[1],[2]
Interest on loans								7,864	4,971		4,153
Interest paid, classified as financing activities								2,401	791	[1]	$ 327	[1],[2]
Bond Issuance Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 14,000											€ 12,000,000
Borrowings, interest rate		9.00%											9.00%
Subscription price (in dollars per share) | $ / shares		$ 1.00
Number of warrants issued | shares		816,716											816,716
Exercise price (in dollars per share) | $ / shares		$ 1.34
Exercise price per ADS (in dollars per share) | $ / shares		$ 5.36
Venture debt
Disclosure of detailed information about borrowings [line items]
Repayment of venture debt				$ 503	€ 448,000	$ 801	€ 719,000
Interest on loans								1,796	327
Interest paid, classified as financing activities								$ 1,209	$ 226
Venture debt | Financial liabilities at fair value through profit or loss | Bond Issuance Agreement
Disclosure of detailed information about borrowings [line items]
Adjustments for increase (decrease) in derivative financial liabilities		$ (819)	€ (712,000)
Increase in borrowings		$ 12,800	€ 10,900,000

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 "Revenue from Contracts with Customers" using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.